Transactions with Related Parties - Capitalized Expenses (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Advances for vessels under construction and acquisition of vessels
Commission fee for newbuilding vessels	$ 337,671	$ 454,612
Oceanbulk Maritime S.A.
Advances for vessels under construction and acquisition of vessels
Commission fee for newbuilding vessels	$ 1,557	$ 1,038